Annual Total Returns[BarChart] - Invesco Golden Dragon China ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(24.71%)	0.13%	59.64%	(7.27%)	18.23%	(11.36%)	59.97%	(29.16%)	31.91%	53.58%